Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Reconciliation Of Segment Information To Total Consolidated Information
Presented in the table below is segment information for the periods identified and a reconciliation of segment information to total consolidated information.

(In thousands)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2012
Total revenues
Third party	$5,946,203	$849,907	$—	$6,796,110
Intersegment	3,088	36,991	(40,079)	—
Total	$5,949,291	$886,898	$(40,079)	$6,796,110

Segment profitability	$1,706,783	$319,243	$(916,677)	$1,109,349

(In thousands)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2011
Total revenues
Third party	$5,544,975	$584,850	$—	$6,129,825
Intersegment	2,480	70,005	(72,485)	—
Total	$5,547,455	$654,855	$(72,485)	$6,129,825

Segment profitability	$1,607,910	$240,440	$(842,901)	$1,005,449

(In thousands)	Generics Segment	Specialty Segment	Corporate / Other(1)	Consolidated
Year Ended December 31, 2010
Total revenues
Third party	$5,012,422	$438,100	$—	$5,450,522
Intersegment	40,116	61,772	(101,888)	—
Total	$5,052,538	$499,872	$(101,888)	$5,450,522

Segment profitability	$1,388,736	$132,222	$(799,374)	$721,584
____________

(1)
Includes certain corporate general and administrative and research and development expenses; net charges for litigation settlements; certain intercompany transactions, including eliminations; amortization of intangible assets and certain purchase accounting items; impairment charges; and other expenses not directly attributable to segments.

Net Revenues Classified Based On Therapeutic Product Categories
The Company’s net revenues are generated via the sale of products in the following therapeutic categories:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Allergy	$741,487	$476,990	$343,138
Anti-infectives	1,034,332	1,005,278	783,738
Cardiovascular	1,156,348	1,037,644	967,680
Central Nervous System	1,473,928	1,214,046	1,248,982
Dermatological	157,296	143,769	166,200
Endocrine and Metabolic	645,936	535,383	433,341
Gastrointestinal	418,934	492,683	462,088
Respiratory System	229,249	250,692	248,452
Other (1)	892,736	949,792	750,647
	$6,750,246	$6,106,277	$5,404,266
____________

(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of consolidated net revenues.

Net Revenues Classified Based On Geographic Location Of Customers
The Company’s principal geographic markets are North America, EMEA, and Asia Pacific. Net revenues are classified based on the geographic location of the customers and are as follows:

	Year Ended December 31,
(In thousands)	2012	2011	2010
The Americas:
United States	$3,909,518	$3,242,985	$2,656,532
Other Americas	221,898	226,144	188,659
Europe (1)	1,694,236	1,781,184	1,790,901
Asia	924,594	855,964	768,174
	$6,750,246	$6,106,277	$5,404,266
 ____________

(1)	Net revenues in France consisted of approximately 9%, 11% and 13% of consolidated net revenues for the years ended December 31, 2012, 2011 and 2010, respectively.